Real Estate Held for Sale	12 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Real Estate Held for Sale

16. Real Estate Held for Sale.

The sale of phase two of the Windlass Run residential property is scheduled to close in March of 2015 for $11 million. The book value of the property was $4,473,000 as of September 30, 2014 and was classified as real estate held for sale as of September 30, 2014.